Property and equipment, net (Tables)	12 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

Property and equipment, net consists of the following:

	As of	As of
	September 30,	September 30,
	2025	2024

Office equipment	$11,747	$56,835
Less: accumulated depreciation	(2,453)	(40,184)
Total	$9,294	$16,651